FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of financial liabilities

US$ MILLIONS	2025	2024
Current:
Deferred consideration	$102	$80
Interest rate swaps	93	41
Foreign currency forward contracts	55	47
Other financial liabilities	80	80
Total current financial liabilities	$330	$248

Non-current:
Interest rate swaps	$286	$145
Foreign currency forward contracts	41	3
Other financial liabilities(1)	2,767	2,384
Total non-current financial liabilities	$3,094	$2,532

(1)As at December 31, 2025 and 2024, other financial liabilities include $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation which has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.